Cover	Mar. 31, 2021
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this “Amendment No. 1”) to the Current Report on Form 8-K of BM Technologies, Inc. (the “Company”), originally filed on January 8, 2021 (the “Original Form 8-K”), is being filed solely for the purpose of: (i) amending Item 2.01 to update the Risk Factors therein; (ii) amending the historical financial statements provided under Item 9.01(a) in the Original Form 8-K to include the audited consolidated financial statements of the Company as of and for the years ended December 31, 2020 and 2019; and (iii) including the Company’s Management’s Discussion and Analysis of Financial Condition and Results of Operations for the years ended December 31, 2020, 2019 and 2018.
Document Period End Date	Mar. 31, 2021
Entity File Number	001-38633
Entity Registrant Name	BM TECHNOLOGIES, INC.
Entity Central Index Key	0001725872
Entity Tax Identification Number	82-3410369
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 King of Prussia Road
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	(877)
Local Phone Number	327-9515
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock
Entity Addresses [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	BMTX
Security Exchange Name	NYSEAMER
Warrants to purchase Class A Common Stock
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase Class A Common Stock
Trading Symbol	BMTX.W
Security Exchange Name	NYSEAMER
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Megalith Financial Acquisition Corp.
Entity Address, Address Line Two	535 5th Avenue
Entity Address, Address Line Three	29th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017